INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2022 (Details) ₸ in Millions, ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions	1 Months Ended																2 Months Ended	3 Months Ended		4 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2023 UAH (₴)	Apr. 30, 2023 PKR (₨)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 UAH (₴)	May 31, 2022 BDT (৳)	Apr. 30, 2022 USD ($) loan	Apr. 30, 2022 UAH (₴) loan	Mar. 31, 2022 USD ($)	Mar. 31, 2022 UAH (₴)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank	Feb. 28, 2022 RUB (₽) bank	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BDT (৳)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2023 KZT (₸)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 KZT (₸)	May 31, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Jun. 30, 2022 UAH (₴)	May 31, 2022 UAH (₴)	Apr. 30, 2022 UAH (₴)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 BDT (৳)	Apr. 30, 2022 RUB (₽)	Mar. 31, 2022 UAH (₴)	Mar. 31, 2022 RUB (₽)	Feb. 28, 2022 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																						$ 1,098	$ 1,619	$ 1,977
Utilized																				$ 3,707		3,707	6,670
Exposure to credit risk on loan commitments and financial guarantee contracts												$ 30
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount												1,055			$ 1,250
Proceeds from non-current borrowings				$ 82											$ 430		$ 610
Utilized																							$ 1,055				$ 363	$ 692
Borrowings extension option, term															1 year	1 year
Number of banks not extending facility | bank															2	2
Revolving credit facility | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 250
Revolving credit facility | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Notional amount															805
Revolving credit facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Utilized	$ 692																													$ 363
Alfa Bank $125 commitment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities										$ 43
Notional amount												125
Raiffeisen Bank Russia $170 commitment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities							$ 24
Notional amount												70
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	41		₨ 10									222		₨ 40
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Utilized										156																									₨ 30
Notional amount	164									$ 217																					₨ 40				₨ 40
Borrowings term										10 years	10 years
Sberbank and Alfa Bank
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 1,112																											₽ 90
Number of group-level loans | loan										2	2
Sherbank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 556,000																											45
Alfa Bank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount										556																											₽ 45
Syndicated loan with a 5 years maturity | Banglalink
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings							103,000		৳ 9									$ 32,000	৳ 3
Notional amount										$ 139																										৳ 12
Borrowings term										5 years	5 years
USD300M syndicated term facility | Banglalink
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities							38		৳ 3
JSC Citibank | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 46		46			$ 46		46					46															₴ 1,350	₴ 1,350	₴ 1,350				₴ 1,350
JSC credit agricole | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount					44		44			44		44					44															1,275	1,275	1,275				1,275
Alfa Bank $1667 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount					57		57			57		57					$ 57															1,677	1,677	1,677				1,677
OTP Bank UAH 490 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 21	₴ 760			$ 17	₴ 490	$ 17	₴ 490		$ 17	₴ 490	17	₴ 490
Notional amount | ₴																																₴ 1,250	₴ 1,250	₴ 1,250				₴ 1,250
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 417
Borrowings, interest rate (in percent)															7.50%																									7.50%
VTB bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities															$ 396	₽ 30
VTB Bank term loan facility agreement, maturity february 2029
Disclosure of detailed information about borrowings [line items]
Notional amount															400,000																									₽ 30
VTB Bank term loan facility agreement, maturity february 2029 | VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Notional amount												259			$ 46																								₽ 30
Alfa Bank $1250 revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 1,250
KaR-Tel LLP - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount																				33		33				₸ 15,000			₸ 10,000
Proceeds from non-current borrowings																				22	₸ 9,800
Utilized																				$ 22		$ 22				₸ 9,800

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).